SEGMENTED INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CAD ($) reportableSegment	Dec. 31, 2019 CAD ($)
Disclosure of operating segments [line items]
Number of reportable segments | reportableSegment	2
Disclosure of Entity's Reportable Segments
Management fees	$ 1,635,773	$ 1,789,100
Administration fees	364,408	292,501
Other income	50,275	40,865
Total revenue	2,050,456	2,122,466
Selling, general and administrative	449,439	489,272
Trailer fees	509,444	555,167
Advisor and dealer fees	253,376	206,301
Deferred sales commissions	7,492	12,814
Amortization and depreciation	43,514	32,891
Other expenses	79,004	43,794
Total expenses	1,342,269	1,340,239
Income before income taxes	708,187	782,227
Interest and lease finance	(65,440)	(55,422)
Provision for income taxes	(167,201)	(189,281)
Net income for the year	475,546	537,524
Identifiable assets	2,527,263	1,056,576
Goodwill	2,053,672	1,531,273
Fund contracts	1,778,901	1,779,957
Total assets	6,359,836	4,367,806
Intersegment eliminations
Disclosure of Entity's Reportable Segments
Management fees	(14,303)	(13,157)
Administration fees	(165,650)	(165,000)
Other income	0	0
Total revenue	(179,953)	(178,157)
Selling, general and administrative	(14,611)	(13,157)
Trailer fees	(28,965)	(28,516)
Advisor and dealer fees	(135,888)	(135,771)
Deferred sales commissions	(489)	(713)
Amortization and depreciation	0	0
Other expenses	0	0
Total expenses	(179,953)	(178,157)
Income before income taxes	0	0
Identifiable assets	0	0
Goodwill	0	0
Fund contracts	0	0
Total assets	0	0
Unallocated amounts
Disclosure of Entity's Reportable Segments
Interest and lease finance	(65,440)	(55,422)
Provision for income taxes	(167,201)	(189,281)
Asset Management | Operating segments
Disclosure of Entity's Reportable Segments
Management fees	1,650,076	1,802,257
Administration fees	0	0
Other income	(4,555)	4,001
Total revenue	1,645,521	1,806,258
Selling, general and administrative	325,245	370,638
Trailer fees	538,409	583,683
Advisor and dealer fees	0	0
Deferred sales commissions	7,981	13,527
Amortization and depreciation	24,714	21,785
Other expenses	66,848	38,693
Total expenses	963,197	1,028,326
Income before income taxes	682,324	777,932
Identifiable assets	1,293,057	463,377
Goodwill	1,311,873	1,309,008
Fund contracts	1,778,901	1,779,957
Total assets	4,383,831	3,552,342
Wealth Management | Operating segments
Disclosure of Entity's Reportable Segments
Management fees	0	0
Administration fees	530,058	457,501
Other income	54,830	36,864
Total revenue	584,888	494,365
Selling, general and administrative	138,805	131,791
Trailer fees	0	0
Advisor and dealer fees	389,264	342,072
Deferred sales commissions	0	0
Amortization and depreciation	18,800	11,106
Other expenses	12,156	5,101
Total expenses	559,025	490,070
Income before income taxes	25,863	4,295
Identifiable assets	1,234,206	593,199
Goodwill	741,799	222,265
Fund contracts	0	0
Total assets	$ 1,976,005	$ 815,464